May 1, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Balanced Fund, Inc.

 T. Rowe Price Balanced Fund—I Class

 File Nos. 033-38791/811-6275

 T. Rowe Price Blue Chip Growth Fund, Inc.

  T. Rowe Price Blue Chip Growth Fund—Advisor Class

  T. Rowe Price Blue Chip Growth Fund—I Class

  T. Rowe Price Blue Chip Growth Fund—R Class

 File Nos. 033-49581/811-7059

 T. Rowe Price Capital Appreciation Fund

  T. Rowe Price Capital Appreciation Fund—Advisor Class

  T. Rowe Price Capital Appreciation Fund—I Class

 File Nos. 033-05646/811-4519

 T. Rowe Price Capital Opportunity Fund, Inc.

  T. Rowe Price Capital Opportunity Fund—Advisor Class

  T. Rowe Price Capital Opportunity Fund—I Class

  T. Rowe Price Capital Opportunity Fund—R Class

 File Nos. 033-56015/811-07225

 T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

  T. Rowe Price Diversified Mid-Cap Growth Fund—I Class

 File Nos. 333-109958/811-21454

 T. Rowe Price Dividend Growth Fund, Inc.

  T. Rowe Price Dividend Growth Fund—Advisor Class

  T. Rowe Price Dividend Growth Fund—I Class

 File Nos. 033-49187/811-7055

 T. Rowe Price Equity Income Fund

  T. Rowe Price Equity Income Fund—Advisor Class

  T. Rowe Price Equity Income Fund—I Class

  T. Rowe Price Equity Income Fund—R Class

 File Nos. 033-00070/811-4400

 T. Rowe Price Financial Services Fund, Inc.

  T. Rowe Price Financial Services Fund—I Class

 File Nos. 333-09551/811-07749

 T. Rowe Price Global Real Estate Fund, Inc.

  T. Rowe Price Global Real Estate Fund—Advisor Class

  T. Rowe Price Global Real Estate Fund—I Class

 File Nos. 333-153130/811-22218

 T. Rowe Price Global Technology Fund, Inc.

  T. Rowe Price Global Technology Fund—I Class

 File Nos. 333-40086/811-09995

 T. Rowe Price Growth & Income Fund, Inc.

  T. Rowe Price Growth & Income Fund—I Class

 File Nos. 002-79190/811-3566

 T. Rowe Price Growth Stock Fund, Inc.

  T. Rowe Price Growth Stock Fund—Advisor Class

  T. Rowe Price Growth Stock Fund—I Class

  T. Rowe Price Growth Stock Fund—R Class

 File Nos. 002-10780/811-579

 T. Rowe Price Health Sciences Fund, Inc.

  T. Rowe Price Health Sciences Fund—I Class

 File Nos. 033-63759/811-07381

 T. Rowe Price Index Trust, Inc.

  T. Rowe Price Equity Index 500 Fund

  T. Rowe Price Equity Index 500 Fund—I Class

  T. Rowe Price Extended Equity Market Index Fund

  T. Rowe Price Mid-Cap Index Fund

  T. Rowe Price Mid-Cap Index Fund—I Class

  T. Rowe Price Small-Cap Index Fund

  T. Rowe Price Small-Cap Index Fund—I Class

  T. Rowe Price Total Equity Market Index Fund

 File Nos. 033-32859/811-5986

 T. Rowe Price Institutional Equity Funds, Inc.

  T. Rowe Price Institutional Large-Cap Core Growth Fund

  T. Rowe Price Institutional Large-Cap Growth Fund

  T. Rowe Price Institutional Large-Cap Value Fund

  T. Rowe Price Institutional Mid-Cap Equity Growth Fund

  T. Rowe Price Institutional Small-Cap Stock Fund

  T. Rowe Price Institutional U.S. Structured Research Fund

 File Nos. 333-04753/811-07639

 T. Rowe Price Institutional International Funds, Inc.

  T. Rowe Price Institutional Emerging Markets Bond Fund

  T. Rowe Price Institutional International Bond Fund

 File Nos. 033-29697/811-5833

 T. Rowe Price International Funds, Inc.

  T. Rowe Price Dynamic Global Bond Fund

  T. Rowe Price Dynamic Global Bond Fund—Advisor Class

  T. Rowe Price Dynamic Global Bond Fund—I Class

  T. Rowe Price Emerging Markets Bond Fund

  T. Rowe Price Emerging Markets Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Bond Fund—I Class

  T. Rowe Price Emerging Markets Corporate Bond Fund

  T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Corporate Bond Fund—I Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund

  T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class

  T. Rowe Price Global Consumer Fund

  T. Rowe Price Global High Income Bond Fund

  T. Rowe Price Global High Income Bond Fund—Advisor Class

  T. Rowe Price Global High Income Bond Fund—I Class

  T. Rowe Price Global Industrials Fund

  T. Rowe Price Global Industrials Fund—I Class

  T. Rowe Price International Bond Fund

  T. Rowe Price International Bond Fund—Advisor Class

  T. Rowe Price International Bond Fund—I Class

 File Nos. 002-65539/811-2958

 T. Rowe Price Media & Telecommunications Fund, Inc.

  T. Rowe Price Media & Telecommunications Fund—I Class

 File Nos. 333-27963/811-07075

 T. Rowe Price Mid-Cap Growth Fund, Inc.

  T. Rowe Price Mid-Cap Growth Fund—Advisor Class

  T. Rowe Price Mid-Cap Growth Fund—I Class

  T. Rowe Price Mid-Cap Growth Fund—R Class

 File Nos. 033-47806/811-6665

 T. Rowe Price Mid-Cap Value Fund, Inc.

  T. Rowe Price Mid-Cap Value Fund—Advisor Class

  T. Rowe Price Mid-Cap Value Fund—I Class

  T. Rowe Price Mid-Cap Value Fund—R Class

 File Nos. 333-02993/811-07605

 T. Rowe Price Multi-Sector Account Portfolios, Inc.

  T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio

  T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

 File Nos. 333-178660/811-22620

 T. Rowe Price New America Growth Fund

  T. Rowe Price New America Growth Fund—Advisor Class

  T. Rowe Price New America Growth Fund—I Class

 File Nos. 002-99122/811-4358

 T. Rowe Price New Era Fund, Inc.

  T. Rowe Price New Era Fund—I Class

 File Nos. 002-29866/811-1710

 T. Rowe Price New Horizons Fund, Inc.

  T. Rowe Price New Horizons Fund—I Class

 File Nos. 002-18099/811-958

 T. Rowe Price Quantitative Management Funds, Inc.

  T. Rowe Price QM Global Equity Fund

  T. Rowe Price QM Global Equity Fund—Advisor Class

  T. Rowe Price QM Global Equity Fund—I Class

  T. Rowe Price QM U.S. Small-Cap Growth Equity Fund

  T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class

  T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class

  T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund

  T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class

  T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class

  T. Rowe Price QM U.S. Value Equity Fund

  T. Rowe Price QM U.S. Value Equity Fund—Advisor Class

  T. Rowe Price QM U.S. Value Equity Fund—I Class

 File Nos. 333-26323/811-08203

 T. Rowe Price Real Assets Fund, Inc.

  T. Rowe Price Real Assets Fund—I Class

 File Nos. 333-166395/811-22410

 T. Rowe Price Real Estate Fund, Inc.

  T. Rowe Price Real Estate Fund—Advisor Class

  T. Rowe Price Real Estate Fund—I Class

 File Nos. 333-36137/811-08371

 T. Rowe Price Science & Technology Fund, Inc.

  T. Rowe Price Science & Technology Fund—Advisor Class

  T. Rowe Price Science & Technology Fund—I Class

 File Nos. 033-16567/811-5299

 T. Rowe Price Small-Cap Stock Fund, Inc.

  T. Rowe Price Small-Cap Stock Fund—Advisor Class

  T. Rowe Price Small-Cap Stock Fund—I Class

 File Nos. 002-12171/811-696

 T. Rowe Price Spectrum Fund, Inc.

  Spectrum Growth Fund

  Spectrum Income Fund

  Spectrum International Fund

 File Nos. 033-10992/811-4998

 T. Rowe Price U.S. Large-Cap Core Fund, Inc.

  T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class

  T. Rowe Price U.S. Large-Cap Core Fund—I Class

 File Nos. 333-158764/811-22293

 T. Rowe Price Value Fund, Inc.

  T. Rowe Price Value Fund—Advisor Class

  T. Rowe Price Value Fund—I Class

 File Nos. 033-54963/811-07209

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on April 26, 2017.

The prospectuses and SAI went effective automatically on May 1, 2017.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman